UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Tax-Managed Equity Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 4.66%
Lockheed Martin Corporation	15	$1,601
Raytheon Company	58	3,114
		4,715
Air Freight & Logistics - 0.88%
Expeditors International of Washington, Inc.	25	887

Biotechnology - 6.94%
Genentech, Inc. (A)	44	3,884
Gilead Sciences, Inc. (A)	69	3,136
		7,020
Casinos & Gaming - 1.14%
International Game Technology	67	1,149

Communications Equipment - 8.63%
Cisco Systems, Inc. (A)	99	2,230
Nokia Corporation, Series A, ADR	68	1,274
QUALCOMM Incorporated	91	3,916
Research In Motion Limited (A)	19	1,304
		8,724
Computer Hardware - 4.15%
Apple Inc. (A)	17	1,899
Hewlett-Packard Company	50	2,298
		4,197
Construction & Farm Machinery & Heavy Trucks - 2.72%
Deere & Company	56	2,747

Data Processing & Outsourced Services - 1.36%
Visa Inc., Class A	22	1,375

Electrical Components & Equipment - 1.75%
Emerson Electric Co.	22	881
First Solar, Inc. (A)	5	888
		1,769
Fertilizers & Agricultural Chemicals - 5.29%
Monsanto Company	54	5,345

Health Care Equipment - 6.40%
Baxter International Inc.	34	2,225
Hologic, Inc. (A)	50	963
Stryker Corporation	19	1,196
Zimmer Holdings, Inc. (A)	32	2,085
		6,469
Health Care Supplies - 1.50%
DENTSPLY International Inc.	41	1,524

Home Entertainment Software - 5.19%
Activision Blizzard, Inc. (A)	200	3,077
Electronic Arts Inc. (A)	59	2,175
		5,252
Household Products - 3.56%
Colgate-Palmolive Company	26	1,989
Procter & Gamble Company (The)	23	1,610
		3,599
Industrial Machinery - 1.30%
Illinois Tool Works Inc.	30	1,316

Internet Retail - 0.80%
Amazon.com, Inc. (A)	11	815

Internet Software & Services - 1.15%
Google Inc., Class A (A)	3	1,161

Investment Banking & Brokerage - 2.60%
Goldman Sachs Group, Inc. (The)	21	2,631

Life & Health Insurance - 2.32%
Aflac Incorporated	40	2,344

Life Sciences Tools & Services - 0.90%
Thermo Fisher Scientific Inc. (A)	17	908

Oil & Gas Drilling - 1.95%
Transocean Inc.	18	1,977

Oil & Gas Equipment & Services - 3.56%
Schlumberger Limited	25	1,960
Smith International, Inc.	28	1,636
		3,596
Pharmaceuticals - 3.11%
Abbott Laboratories	55	3,144

Restaurants - 1.44%
YUM! Brands, Inc.	45	1,455

Soft Drinks - 4.06%
Coca-Cola Company (The)	52	2,734
PepsiCo, Inc.	19	1,368
		4,102
Specialized Finance - 1.67%
IntercontinentalExchange, Inc. (A)	21	1,686

Wireless Telecommunication Service - 0.96%
Crown Castle International Corp. (A)	34	973

TOTAL COMMON STOCKS - 79.99%		$80,880
(Cost: $75,558)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 10.12%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$4,400	4,400
Alcoa Incorporated,
3.950%, 10-15-08	1,774	1,771
Merck & Co., Inc.,
1.500%, 10-15-08	1,570	1,569
Sara Lee Corporation,
5.500%, 10-7-08	2,500	2,498
		10,238
United States Government Obligations - 9.89%
United States Treasury Bills:
0.100%, 10-9-08	5,000	5,000
0.300%, 10-23-08	5,000	4,999
		9,999

TOTAL SHORT-TERM SECURITIES - 20.01%		$20,237
(Cost: $20,237)

TOTAL INVESTMENT SECURITIES - 100.00%		$101,117
(Cost: $95,795)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$80,880	$---
Level 2 - Other Significant Observable Inputs	20,237	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$101,117	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008